UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September, 30 2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    MC CULLOUGH & ASSOCIATES LLC
Address: 101 CALIFORNIA ST., SUITE 3260
         SAN FRANCISCO, CA 94111



13F File Number: 728-03629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    LEON A. WIATRAK
Title:   MANAGER______
Phone:   415-956-8700
Signature, Place, and Date of Signing:

LEON A. WIATRAK, SAN FRANCISCO CA.       09/30/2011__


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      26
Form 13F Information Table Value Total:        $87,075


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AT&T INC                       COM              00206R102     5430   190388 SH       SOLE                   190388        0        0
American Capital Agency Corp.  COM              02503X105     2188    80735 SH       SOLE                    80735        0        0
AMERICAN ELECTRIC POWER CO INC COM              025537101     2891    76035 SH       SOLE                    76035        0        0
BEST BUY                       COM              086516101     2147    92150 SH       SOLE                    92150        0        0
BOEING COMPANY                 COM              097023105     3398    56153 SH       SOLE                    56153        0        0
CAPSTEAD MORTGAGE CORP         COM              14067E506     4326   374895 SH       SOLE                   374895        0        0
CONOCOPHILLIPS                 COM              20825C104     5258    83044 SH       SOLE                    83044        0        0
CONSOLIDATED EDISON INC        COM              209115104     2243    39335 SH       SOLE                    39335        0        0
DUPONT DE NEMOUR               COM              263534109     4230   105818 SH       SOLE                   105818        0        0
FREEPORT MCMORAN               COM              35671D857     2134    70098 SH       SOLE                    70098        0        0
GENERAL ELECTRIC CO            COM              369604103     4708   309345 SH       SOLE                   309345        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     3371    35655 SH       SOLE                    35655        0        0
JOHNSON & JOHNSON              COM              478160104     5295    83140 SH       SOLE                    83140        0        0
MICROSOFT CORP                 COM              594918104     2117    85045 SH       SOLE                    85045        0        0
NATURAL RESOURCES PARTNERS LP  COM              63900P103     1793    70705 SH       SOLE                    70705        0        0
PENGROWTH ENERGY CORP          COM              70706P104     3654   406420 SH       SOLE                   406420        0        0
PERMIAN BASIN ROYALTY          COM              714236106     4388   214455 SH       SOLE                   214455        0        0
PFIZER INC                     COM              717081103     1663    94035 SH       SOLE                    94035        0        0
SAFEWAY INC NEW                COM              786514208     2569   154470 SH       SOLE                   154470        0        0
SYSCO CORPORATION              COM              871829107     1835    70835 SH       SOLE                    70835        0        0
UNITED PARCEL SERVICE INC.     COM              911312106     3358    53180 SH       SOLE                    53180        0        0
VISA INC.                      COM              92826C839     5024    58610 SH       SOLE                    58610        0        0
WELLS FARGO & CO               COM              949746101     4177   173194 SH       SOLE                   173194        0        0
WINDSTREAM CORP                COM              97381W104     4330   371650 SH       SOLE                   371650        0        0
NORDIC AMERICAN TANKERS LTD    COM              G65773106     2496   177030 SH       SOLE                   177030        0        0
DIANA SHIPPING, INC.           COM              Y2066G104     2052   276570 SH       SOLE                   276570        0        0